Finance costs (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of finance costs

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Interest expense on loans and borrowings	(1,222)	(5)
Interest expense on lease liabilities	(26,184)	(24,221)
Interest expense on convertible debenture	(22,468)	(421,602)
Interest expense on liabilities associated with cash advances	(34,950)	(35,743)
Exchange rate losses	(3,778)	(61,425)
Other finance cost	(6,460)	(1,905)
Total finance costs	(95,062)	(544,901)